SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 26, 2024 USD ($) shares	Jan. 31, 2024 USD ($) shares	Feb. 03, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares
Idle capacity expenses				$ 49,667
Customer advance				303,898			$ 304,489		$ 189,193
Impairment of long lived assets							0		0
Revenue recognized							44,169		91,467
Employee social benefits							153,741		$ 81,888
Under payment taxes							$ 14,089	¥ 100,000
VAT Rate							13.00%	13.00%	13.00%
Provision for income taxes
Earnings per share diluted | $ / shares				$ (0.06)	$ (0.03)		$ (0.06)		$ (0.05)
Weighted average shares basic | shares				24,443,989	26,042,934		25,280,472	25,280,472	26,042,934
Earnings per share basic | $ / shares				$ (0.06)	$ (0.03)		$ (0.06)		$ (0.05)
Cetus Capital Acquisition Corp [Member]
Cash				$ 181,795		$ 20,000	$ 320,971		$ 20,000
Cash equivalents				0		0	0		0
Cash held in trust				22,127,715			60,158,872
Payments of stock issuance costs					$ 334,720	5,000	334,720
Offering costs, temporary equity			$ 3,200,091
Temporary equity			146,759	22,055,715			59,723,899
Unrecognized tax benefits				0			0
Provision for income taxes				$ 175,677	$ 210,730		$ 255,097
Earnings per share diluted | $ / shares				$ (0.07)	$ 0.06	$ (0.00)	$ 0.01
Cash FDIC insured amount				$ 250,000			$ 250,000
Temporary equity, accretion value				$ 9,077,646			7,739,022
Stock redeemed shares | shares	3,691,066	3,691,066
Stock redeemed value	$ 38,792,466	$ 38,792,466			$ (51,770,535)		(51,770,535)
Offering costs						$ 216,185			$ 216,185
Weighted average shares basic | shares				4,976,522	6,320,746	1,250,000	6,980,877	6,980,877
Earnings per share basic | $ / shares				$ (0.07)	$ 0.06	$ (0.00)	$ 0.01
Cetus Capital Acquisition Corp [Member] | Common Class B [Member]
Weighted average shares basic | shares							187,500	187,500
Cetus Capital Acquisition Corp [Member] | Common Stock [Member]
Earnings per share diluted | $ / shares				$ (0.10)	$ 0.06
Cetus Capital Acquisition Corp [Member] | Common Stock [Member] | Common Class B [Member]
Stock redeemed value
Cetus Capital Acquisition Corp [Member] | IPO [Member]
Payments of stock issuance costs			3,752,350
Cash underwriting fees			862,500
Deferred underwriting fee			1,725,000
Other offering costs			759,350
Estimated fair value of Representative Shares			137,448
Offering costs			$ 3,346,850